Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
10.
Property, plant and equipment

	Freehold land RMB’000	Buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2023	14,654	2,610,784	348,769	6,471,846	232,329	116,537	9,794,919
Additions	—	2,903	149,846	18,676	7,151	300	178,876
Disposal of subsidiary	—	(80,585)	—	(21,632)	(5,568)	—	(107,785)
Disposals	—	—	—	(7,000)	(772)	(23,039)	(30,811)
Transfers	—	38,506	(244,741)	201,642	4,593	—	—
Write-off	—	(2,890)	—	(7,474)	(3,229)	(171)	(13,764)
Translation difference	402	(233)	(139)	(197)	(360)	20	(507)
At December 31, 2023 and January 1, 2024	15,056	2,568,485	253,735	6,655,861	234,144	93,647	9,820,928
Additions	—	550	315,019	23,613	12,734	913	352,829
Disposals	—	—	—	(13,275)	(666)	(2,272)	(16,213)
Transfers	—	9,055	(264,976)	251,609	3,865	447	—
Write-off	—	(195)	(203)	(815)	(4,521)	(262)	(5,996)
Translation difference	123	2,862	20	1,277	1,110	63	5,455
At December 31, 2024	15,179	2,580,757	303,595	6,918,270	246,666	92,536	10,157,003
Accumulated depreciation and impairment
At January 1, 2023	477	1,111,128	14,060	4,419,261	179,987	74,262	5,799,175
Charge for the year	—	92,919	—	402,554	21,568	10,515	527,556	*
Disposal of subsidiary	—	(44,274)	—	(17,225)	(5,175)	—	(66,674)
Disposals	—	—	—	(5,456)	(687)	(18,779)	(24,922)
Write-off	—	(2,068)	—	(6,681)	(3,123)	(161)	(12,033)
Impairment loss	—	9,162	561	34,458	438	48	44,667
Translation difference	(13)	(37)	—	(132)	(281)	21	(442)
At December 31, 2023 and January 1, 2024	464	1,166,830	14,621	4,826,779	192,727	65,906	6,267,327
Charge for the year	—	90,890	—	368,070	19,439	4,867	483,266	*
Disposals	—	—	—	(12,794)	(610)	(2,119)	(15,523)
Write-off	—	(62)	(203)	(771)	(4,479)	(249)	(5,764)
Impairment loss	—	—	—	7,332	—	—	7,332
Translation difference	26	832	—	354	869	41	2,122
At December 31, 2024	490	1,258,490	14,418	5,188,970	207,946	68,446	6,738,760
Net book value
At December 31, 2023	14,592	1,401,655	239,114	1,829,082	41,417	27,741	3,553,601
At December 31, 2024	14,689	1,322,267	289,177	1,729,300	38,720	24,090	3,418,243
US$’000	2,048	184,319	40,310	241,058	5,397	3,358	476,490

* In 2024, RMB 19.2 million (US$2.7 million) (2023: RMB 16.6 million) were capitalized as development costs and RMB 1.4 million (US$0.2 million) (2023: RMB 2.2 million) were capitalized as capitalized contract cost.

Impairment loss of RMB 7.3 million (US$1.0 million) (2023: RMB 8.0 million; 2022: RMB 17.3 million) were charged to the consolidated statement of profit or loss under “Cost of sales”. In 2024, RMB Nil (US$ Nil) (2023: RMB 36.7 million; 2022: Nil) were charged to “Other operating expenses”. The impairment loss is charged for the Group’s plant and equipment within the Yuchai segment that were not in use.